BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Investment Objective
The fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund		Class M Shares	Investor Shares
Investment advisory fees	[1]	0.70%	0.70%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.10%	0.10%
Other expenses - Other expenses of the fund		0.48%	0.72%
Acquired fund fees and expenses	[2]	0.27%	0.27%
Total annual fund operating expenses		1.55%	2.04%
Fee waiver and/or expense reimbursement	[3]	(0.40%)	(0.64%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.15%	1.40%
[1]	The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.
[2]	"Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser has contractually agreed, until January 1, 2013, to waive receipt of its fees and/or assume expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15%.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-

and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	117	450	807	1,812
Investor Shares	143	578	1,039	2,318

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

29.24% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund's after tax returns. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds,

which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges

(expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy              Target   Range

Large Cap Core Strategy           25%   20% to 50%

Large Cap Tax-Sensitive Strategy  25%   25% to 60%

Focused Equity Strategy           20%   0% to 30%

U.S. Large Cap Equity Strategy    20%   0% to 30%

U.S. Core Equity 130/30 Strategy  10%   0% to 30%

Dynamic Large Cap Value Strategy   0%   0% to 30%

Large Cap Growth Strategy          0%   0% to 30%

U.S. Large Cap Growth Strategy     0%   0% to 30%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by using certain tax-sensitive strategies,

which include for the fund as a whole generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains. Although the fund uses certain tax-sensitive strategies, the fund does not have any limitations regarding portfolio turnover and the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The portion of the fund's assets allocated to the Large Cap Core Strategy normally is invested primarily in equity securities of large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process for the

Large Cap Core Strategy combines a top-down assessment of broad economic,

political and social trends and their implications for different market and industry sectors with bottom-up, fundamental research to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: earnings power unrecognized by the market;

sustainable revenue and cash flow growth; positive operational and/or financial catalysts; attractive relative value versus history and peers; and strong or improving financial condition.

The portion of the fund's assets allocated to the Large Cap Tax-Sensitive

Strategy normally is invested primarily in equity securities of large cap companies included in the Standard & Poor's(R) 500 Composite Stock Price Index

(S&P 500 Index). In selecting securities for the Large Cap Tax-Sensitive

Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the S&P 500 Index. The Large Cap Tax-Sensitive

Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Large Cap Tax-Sensitive Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the S&P 500 Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the portfolio manager monitors trading activity for the fund as a whole to avoid wash sale transactions and may seek to offset any realized capital gains of the fund's other investment strategies.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy.

Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth.

The portion of the fund's assets allocated to the U.S. Core Equity 130/30

Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

The portion of the fund's assets allocated to the Dynamic Large Cap Value

Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up"

approach), emphasizing three key factors: value, sound business fundamentals,

and positive business momentum.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and

strong financial condition.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000(R) Growth Index.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

o Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition,

growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.

Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage. The use of leverage may magnify the fund's investment gains and losses.

Performance
Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance

(before and after taxes) is no guarantee of future results.